Document and Entity Information	Aug. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	MOTORCAR PARTS AMERICA INC
Entity Incorporation, State or Country Code	NY
Entity File Number	001-33861
Entity Tax Identification Number	11-2153962
Entity Address, Address Line One	2929 CALIFORNIA STREET
Entity Address, City or Town	TORRANCE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90503
City Area Code	310
Local Phone Number	212-7910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000918251
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MPAA
Security Exchange Name	NASDAQ